United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn,

5400 University Avenue,

West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2006

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (102.40%)
COMMERCIAL PAPER (29.40%)
FOOD AND KINDRED PRODUCTS (3.10%)
Coca Cola Enterprises, due 11/16/06	5.278%	$250,000	$249,452
Coca Cola Enterprises, due 12/21/06	5.274	250,000	248,182

			497,634

INSURANCE CARRIERS (4.98%)
Prudential Funding LLC, 5.33%, due 11/06/06	5.330	250,000	250,000
Prudential Funding LLC, 5.24%, due 11/27/06	5.239	300,000	300,000
Prudential Funding LLC, 5.29%, due 12/28/06	5.287	250,000	250,000

			800,000

NONDEPOSITORY INSTITUTIONS (16.34%)
American Express Credit Corp., 5.29%, due 11/02/06	5.290	250,000	250,000
American Express Credit Corp., 5.27%, due 11/13/06	5.267	250,000	250,000
American Express Credit Corp., 5.27%, due 01/02/07	5.268	250,000	250,000
American General Finance Corp., 5.31%, due 12/05/06	5.310	300,000	300,000
American General Finance Corp., 5.31%, due 12/11/06	5.310	275,000	275,000
General Electric Capital Corp., 5.27%, due 12/04/06	5.272	300,000	300,000
General Electric Capital Corp., 5.31%, due 12/18/06	5.310	250,000	250,000
General Electric Capital Corp., 5.28%, due 12/29/06	5.281	225,000	225,000
HSBC Finance Corp., 5.36%, due 11/06/06	5.362	225,000	225,000
HSBC Finance Corp., 5.30%, due 12/08/06	5.298	300,000	300,000

			2,625,000

PETROLEUM AND COAL PRODUCTS (4.98%)
Chevron Corp., 5.21%, due 11/30/06	5.214	250,000	250,000
Chevron Corp., 5.25%, due 12/14/06	5.247	250,000	250,000
Chevron Corp., 5.23%, due 01/04/07	5.229	300,000	300,000

			800,000

Total Commercial Paper (Cost $4,722,634)			4,722,634

UNITED STATES GOVERNMENT AGENCIES (73.00%)
Federal Farm Credit Bank, due 11/30/06	5.243	1,000,000	995,852
Federal Farm Credit Bank, due 12/29/06	5.155	1,025,000	1,016,672
Federal Farm Credit Bank, due 01/02/07	5.154	200,000	198,264
Federal Farm Credit Bank, due 01/29/07	5.228	225,000	222,168
Federal Home Loan Bank, due 11/03/06	5.319	325,000	324,905
Federal Home Loan Bank, due 11/07/06	5.212	225,000	224,807
Federal Home Loan Bank, due 11/08/06	5.237	500,000	499,498
Federal Home Loan Bank, due 11/17/06	5.267	250,000	249,424
Federal Home Loan Bank, due 12/15/06	5.181	242,000	240,498
Federal Home Loan Bank, due 12/20/06	5.180	250,000	248,274
Federal Home Loan Bank, due 12/22/06	5.210	250,000	248,193
Federal Home Loan Bank, due 01/03/07	5.156	250,000	247,795
Federal Home Loan Bank, due 01/05/07	5.161	250,000	247,723
Federal Home Loan Bank, due 01/12/07	5.182	250,000	247,470
Federal Home Loan Bank, due 01/26/07	5.264	250,000	246,937
Federal Home Loan Mortgage Corp., due 11/14/06	5.237	300,000	299,442
Federal Home Loan Mortgage Corp., due 11/20/06	5.277	300,000	299,178
Federal Home Loan Mortgage Corp., due 11/21/06	5.238	250,000	249,284
Federal Home Loan Mortgage Corp., due 11/28/06	5.273	225,000	224,126
Federal Home Loan Mortgage Corp., due 12/01/06	5.179	250,000	248,940
Federal Home Loan Mortgage Corp., due 12/12/06	5.249	250,000	248,535
Federal Home Loan Mortgage Corp., due 12/19/06	5.150	250,000	248,318
Federal Home Loan Mortgage Corp., due 01/16/07	5.190	600,000	593,585
Federal Home Loan Mortgage Corp., due 01/30/07	5.218	300,000	296,189
Federal National Mortgage Assoc., due 11/01/06	5.307	500,000	500,000
Federal National Mortgage Assoc., due 11/09/06	5.258	246,000	245,717
Federal National Mortgage Assoc., due 11/10/06	5.228	500,000	499,356
Federal National Mortgage Assoc., due 11/15/06	5.281	300,000	299,394
Federal National Mortgage Assoc., due 11/22/06	5.279	200,000	199,394
Federal National Mortgage Assoc., due 11/29/06	5.247	250,000	248,998
Federal National Mortgage Assoc., due 12/06/06	5.248	200,000	198,999
Federal National Mortgage Assoc., due 12/07/06	5.172	325,000	323,351
Federal National Mortgage Assoc., due 12/13/06	5.159	500,000	497,049
Federal National Mortgage Assoc., due 12/27/06	5.195	250,000	248,023
Federal National Mortgage Assoc., due 01/10/07	5.223	300,000	297,025

Total United States Government Agencies (Cost $11,723,383)			11,723,383

Total Short-Term Investments (Cost $16,446,017)			16,446,017

OTHER ASSETS LESS LIABILITIES (-2.40%)
Cash, receivables, prepaid expense and other assets, less liabilities			(384,722)

Total Net Assets (100.00%)			$16,061,295

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 12/14/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 12/14/06

By:	/s/ James W. Noyce
James W. Noyce
Chief Financial Officer

Date: 12/14/06